15% CONVERTIBLE PROMISSORY NOTES (Q1)	3 Months Ended
Mar. 31, 2022
15% CONVERTIBLE PROMISSORY NOTES [Abstract]
15% CONVERTIBLE PROMISSORY NOTES
NOTE 5 – 15% CONVERTIBLE PROMISSORY NOTES
In February 2022, the Company issued $7.0 million in aggregate principal amount of 15.00% convertible promissory notes due September 30, 2022 (the “Convertible Notes” or “15.00% Convertible Notes”).
The Convertible Notes accrue interest at the rate of 15.0% per annum on the principal amount of the Convertible Notes, due and payable at the maturity date of September 30, 2022 (the “Maturity Date”), if not converted prior to the Maturity Date.
Conversion
The following factors may result in conversion:
a.
If the closing of the merger contemplated by the Agreement and Plan of Merger, dated as of November 8, 2021 as amended through by and among the Company, TCAC and the other parties thereto, occurs on or prior to the Maturity Date, then (i) the outstanding principal balance of the Convertible Notes shall become due and payable (and will be satisfied by the issuance to Holder of all shares of common stock at a rate of $10.00 per share; and (ii) all accrued and unpaid interest under the Convertible Notes shall become due and payable and shall be satisfied by dividing the outstanding unpaid accrued interest of the Convertible Notes, by $10.00.

b.
If the SPAC Merger has not occurred on or prior to the Maturity Date, then, subject to Section 3(c), the outstanding principal balance and any unpaid accrued interest of the Convertible Notes shall automatically convert, without any further action by the Holder, into a number of fully paid and non-assessable shares of Series B Preferred Stock of the Company at $2.508067 per share, with such shares of Series B Preferred Stock to be issued pursuant to the Company’s Amended and Restated Certificate of Incorporation and otherwise on the same terms and conditions as given to the investors in that certain Series B Stock Purchase Agreement dated as of August 7, 2020, as amended (the “Series B Purchase Agreement”).
c.
If the Company issues any additional equity securities on or prior to the Maturity Date and conversion of the Convertible Notes (“Other Securities”), then Holder shall have the option, in lieu of conversion pursuant to Section 3(b), to convert the outstanding principal balance and any unpaid accrued interest of the Convertible Notes into a number of fully paid and non-assessable shares of such Other Securities of the Company, equal to the per share price of such Other Securities.

Repayment
All payments of interest and principal on the Convertible Notes, that are not otherwise converted in accordance herewith, shall be in lawful money of the United States of America on the date on which such payment is due by wire transfer of immediately available funds to the Holder’s account at a bank specified by Lender in writing to the Company from time to time. All payments shall be applied first to accrued interest, and thereafter to principal. Unless converted as provided herein, the outstanding principal amount shall be due and payable on September 30, 2022.
Prepayment
The Convertible Notes may be prepaid in whole or in part at any time prior to the Maturity Date without the prior consent of the Holder.
Events of Default
The Convertible Notes contained events of default such as failure to observe or perform any covenants, obligation, condition or agreement contained in the Convertible Note and commencement of bankruptcy.
The Company concluded that the conversion option is an embedded derivative but is not required to be bifurcated under ASC 815, Derivatives and Hedging, as a result, the transaction will be accounted for as a liability in its entirety.
As of March 31, 2022, the carrying value of the Convertible Notes was $7.0 million.
During the three months ended March 31, 2022, the Company recorded $89,000 of interest expense on the Convertible Notes.
Subsequent Events
On June 9, 2022, in a special meeting, the shareholders of TCAC voted to approve the business combination with completion on June 14, 2022, this resulted in the conversion of the Convertible Notes into 730,493 shares of common stock at a price of $10.00 per share, representing repayment of principal of $7.0 million and outstanding interest of $304,900.